EMPLOYEE BENEFITS (Narrative) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Disclosure of defined benefit plans [line items]
Mortality rate description	The mortality rate of an active participant at retirement age (67 for men, 62 for women), is 0.6433% for men and 0.3574% for women.	The mortality rate of an active participant at retirement age (67 for men, 62 for women), is 0.6433% for men and 0.3574% for women.
Nominal interest rate	3.30%	3.30%
Increase (decrease) discount rate	0.50%	0.50%
Rate hike expected salaries increased	0.50%	0.50%
Vacation provision		₪ 493	₪ 422
Defined Benefit Obligation [Member] | Discount Rate Increase - 0.5% [Member]
Disclosure of defined benefit plans [line items]
Increase (decrease) Defined benefit obligation		147
Defined Benefit Obligation [Member] | Discount Rate Increase - 0.5% [Member] | US Dollars [Member]
Disclosure of defined benefit plans [line items]
Increase (decrease) Defined benefit obligation | $	$ 39
Defined Benefit Obligation [Member] | Salaries Increase - 0.5% [Member]
Disclosure of defined benefit plans [line items]
Increase (decrease) Defined benefit obligation		₪ 138
Defined Benefit Obligation [Member] | Salaries Increase - 0.5% [Member] | US Dollars [Member]
Disclosure of defined benefit plans [line items]
Increase (decrease) Defined benefit obligation | $	$ 37